CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 498,688	$ 133,161
Short-term investments	291,023	821,134
Accounts receivable, net	9,214	12,172
Notes receivable, net	4,955	2,767
Inventories, net	32,865	45,380
Prepayments and other current assets, net	11,053	8,752
Total current assets	847,798	1,023,366
Non-current assets:
Property, equipment and software, net	2,589	3,827
Operating lease right-of-use assets, net	7,647	9,736
Long-term investments	207,489	18,031
Other non-current assets, net	877	1,179
Total non-current assets	218,602	32,773
Total assets	1,066,400	1,056,139
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 1,422 and 1,679 as of December 31, 2022 and 2023, respectively):
Accounts payable	11,577	9,595
Advance from customers	31,776	27,633
Deferred revenue, current	6,802	6,821
Accruals and other current liabilities	32,807	33,383
Income tax payables	689
Lease liabilities, current	3,883	3,850
Total current liabilities	87,534	81,282
Non-current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and nil as of December 31, 2022 and 2023, respectively):
Lease liabilities, non-current	3,904	5,292
Deferred revenue, non-current	506	394
Other non-current liabilities	3,891	7,004
Total non-current liabilities	8,301	12,690
Total liabilities	95,835	93,972
Shareholders' equity:
Treasury stock (US$0.00005 par value; 25,596,331 and 16,795,331 shares as of December 31, 2022 and 2023, respectively)	(53,630)	(86,438)
Additional paid-in capital	1,616,105	1,584,764
Accumulated other comprehensive loss	(17,091)	(22,115)
Accumulated deficit	(574,848)	(514,073)
Total shareholders' equity	970,565	962,167
Total liabilities and shareholders' equity	1,066,400	1,056,139
Common Stock
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 4	$ 4